Shareholder Report, Average Annual Return (Details)	6 Months Ended	8 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
C000254615
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bain Capital Equity Opportunities Fund
C000254614
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bain Capital Equity Opportunities Fund
Without Sales Load [Member] | C000254615
Average Annual Return [Line Items]
Average Annual Return, Percent	8.51%	7.10%
Without Sales Load [Member] | C000254614
Average Annual Return [Line Items]
Average Annual Return, Percent	8.51%	7.10%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.20%	7.54%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.20%	7.54%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	9.47%	9.44%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	9.47%	9.44%